DIVESTED BUSINESSES, DISCONTINUED OPERATIONS AND HELD-FOR-SALE CLASSIFICATION (Details 2) (USD $)			1 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010 MetLife Inc. (MetLife) Equity Units series	Mar. 31, 2010 ALICO and Delaware American Life Insurance Company MetLife Inc. (MetLife) Definitive agreement	Nov. 30, 2010 ALICO and Delaware American Life Insurance Company MetLife Inc. (MetLife) Closing	Dec. 31, 2010 ALICO and Delaware American Life Insurance Company MetLife Inc. (MetLife) Closing	Dec. 31, 2010 ALICO	Nov. 30, 2010 ALICO ALICO SPV MetLife Inc. (MetLife)	Nov. 30, 2010 ALICO ALICO SPV MetLife Inc. (MetLife) Common Stock	Nov. 30, 2010 ALICO ALICO SPV MetLife Inc. (MetLife) Participating convertible preferred stock	Jan. 31, 2011 ALICO ALICO SPV MetLife Inc. (MetLife) Equity Units	Nov. 30, 2010 ALICO ALICO SPV MetLife Inc. (MetLife) Equity Units
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Common and preferred stock trading, at fair value	$ 24,489,000,000	$ 32,834,000,000				$ 6,500,000,000
Consideration in cash				6,800,000,000				7,200,000,000
Upward price adjustment in proceeds								400,000,000
Number of shares received									78,239,712	6,857,000		40,000,000
Number of shares receivable on participating convertible preferred stock on conversion										68,570,000
Aggregate stated value of consideration				15,500,000,000	16,200,000,000							3,200,000,000
Pre-tax gain on discontinued operations					7,900,000,000		4,100,000,000
Repayment of a portion of the liquidation preference and accrued return of the ALICO SPV											$ 6,100,000,000
Number of series of securities in which debt is issued			3